Employee benefits liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31
	2018			2017
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Pension benefits	€34	€4,475	€4,509	€34	€4,789	€4,823
Health care and life insurance plans	134	2,082	2,216	126	2,153	2,279
Other post-employment benefits	82	737	819	109	878	987
Other provisions for employees	345	581	926	425	764	1,189
Total Employee benefits liabilities	€595	€7,875	€8,470	€694	€8,584	€9,278

Defined benefit obligations
The following table summarizes changes in the pension plans:

	2018				2017
	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)	Obligation	Fair value of plan assets	Asset ceiling	Liability/ (Asset)
	(€ million)
At January 1	€25,528	€(21,218)	€14	€4,324	€28,065	€(23,049)	€12	€4,668
Included in the Consolidated Income Statement	1,189	(680)	—	509	1,259	(817)	—	442
Included in Other comprehensive income:
Actuarial (gains)/losses from:
Demographic and other assumptions	(196)	—	—	(196)	(42)	—	—	(42)
Financial assumptions	(1,530)	—	—	(1,530)	1,567	—	—	1,567
Return on assets	—	1,530	—	1,530	—	(1,589)	—	(1,589)
Changes in the effect of limiting net assets	—	—	(1)	(1)	—	—	3	3
Changes in exchange rates	792	(584)	—	208	(3,006)	2,445	(1)	(562)
Other:
Employer contributions	—	(756)	—	(756)	—	(141)	—	(141)
Plan participant contributions	2	(2)	—	—	—	(3)	—	(3)
Benefits paid	(1,568)	1,556	—	(12)	(1,751)	1,735	—	(16)
Settlements paid	(1,187)	1,187	—	—	(563)	563	—	—
Transfer to Liabilities held for sale	(268)	126	—	(142)	—	—	—	—
Other changes	5	22	—	27	(1)	(2)	—	(3)
At December 31	€22,767	€(18,819)	€13	€3,961	€25,528	€(21,218)	€14	€4,324
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2018	2017
	(€ million)
Present value of obligations at January 1	€987	€987
Included in the Consolidated Income Statement	23	23
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	2	18
- Financial assumptions	(5)	(3)
Effect of movements in exchange rates	(3)	(5)
Other:
Benefits paid	(50)	(48)
Transfer to Liabilities held for sale	(98)	—
Other changes	(37)	15
Present value of obligations at December 31	€819	€987
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2018	2017
	(€ million)
Present value of obligations at January 1	€2,279	€2,466
Included in the Consolidated Income Statement	110	120
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	37	(52)
- Financial assumptions	(161)	160
Effect of movements in exchange rates	81	(278)
Other:
Benefits paid	(128)	(137)
Transfer to Liabilities held for sale	(2)	—
Present value of obligations at December 31	€2,216	€2,279
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31
	2018	2017
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€22,767	€25,528
Health care and life insurance plans	2,216	2,279
Other post-employment benefits	819	987
Total present value of defined benefit obligations (a)	25,802	28,794

Fair value of plan assets (b)	18,819	21,218
Asset ceiling (c)	13	14
Total net defined benefit plans (a - b + c)	6,996	7,590
of which:
Net defined benefit liability (d)	7,544	8,089
Defined benefit plan asset	(548)	(499)

Other provisions for employees (e)	926	1,189
Total Employee benefits liabilities (d + e)	€8,470	€9,278

Disclosure of information about maturity profile of defined benefit obligation
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2019	€1,507
2020	€1,486
2021	€1,471
2022	€1,460
2023	€1,451
2024-2028	€7,285
The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2019	€134
2020	€133
2021	€133
2022	€133
2023	€133
2024-2028	€668

Amounts recognized in the consolidated income statement
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Current service cost	€9	€9	€6
Interest expense	14	11	14
Past service costs/(credits) and losses/(gains) arising from settlements	—	—	1
Items relating to discontinued operations	—	3	5
Total recognized in the Consolidated Income Statement	€23	€23	€26
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31
	2018	2017	2016
	(€ million)
Current service cost	€22	€22	€26
Interest expense	88	98	107
Past service costs/(credits) and losses/(gains) arising from settlements	—	—	(3)
Total recognized in the Consolidated Income Statement	€110	€120	€130
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Current service cost	€172	€169	€172
Interest expense	925	1,083	1,148
Interest income	(759)	(907)	(939)
Other administration costs	79	94	95
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	92	(3)	(9)
Items relating to discontinued operations	—	6	6
Total recognized in the Consolidated Income Statement	€509	€442	€473

Fair value of plan assets by class
The fair value of plan assets by class was as follows:

	At December 31
	2018		2017
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€672	€615	€628	€611
U.S. equity securities	1,286	1,284	1,426	1,426
Non-U.S. equity securities	784	757	1,098	1,098
Commingled funds	1,833	606	2,684	1,138
Equity instruments	3,903	2,647	5,208	3,662
Government securities	2,717	916	2,601	803
Corporate bonds (including convertible and high yield bonds)	4,944	—	5,864	—
Other fixed income	1,307	86	1,071	114
Fixed income securities	8,968	1,002	9,536	917
Private equity funds	2,066	—	1,962	—
Commingled funds	56	53	165	162
Real estate funds	1,392	3	1,374	13
Hedge funds	1,676	26	1,893	49
Investment funds	5,190	82	5,394	224
Insurance contracts and other	86	12	452	50
Total fair value of plan assets	€18,819	€4,358	€21,218	€5,464

Weighted average assumptions
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31
	2018			2017
	U.S.	Canada	UK	U.S.	Canada	UK
Discount rate	4.4%	3.8%	2.8%	3.8%	3.5%	2.7%
Future salary increase rate	—%	3.5%	3.0%	—%	3.5%	3.2%
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31
	2018		2017
	U.S.	Canada	U.S.	Canada
Discount rate	4.4%	3.8%	3.9%	3.6%
Salary growth	1.5%	1.0%	1.5%	1.0%
Weighted average ultimate healthcare cost trend rate	4.4%	4.0%	4.5%	4.5%